N-2	Jun. 10, 2024
Cover [Abstract]
Entity Central Index Key	0001995668
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	MAINSTAY MACKAY MUNICIPAL INCOME OPPORTUNITIES FUND